Annual Total Returns (Vanguard Tax-Managed Small-Cap Fund - Admiral Shares Retail) (Vanguard Tax-Managed Small-Cap Fund, Vanguard Tax-Managed Small-Cap Fund - Admiral Shares)	18 Months Ended
Jun. 30, 2013
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Annual Total Return
2012	16.03%
2011	1.22%
2010	25.99%
2009	25.59%
2008	(30.82%)
2007	0.51%
2006	14.15%
2005	7.74%
2004	22.84%
2003	38.51%